Accounts Receivable (Details) - Schedule of Credit Loss - INR (₨) ₨ in Millions		Mar. 31, 2023	Mar. 31, 2022
Schedule of Impact on Credit Risk [Line Items]
Total accounts receivables	[1],[2]	₨ 10,445	₨ 9,530
Not Due (including unbilled receivables) [Member]
Schedule of Impact on Credit Risk [Line Items]
Total accounts receivables	[1],[2]	7,855	7,656
0-90 Days [Member]
Schedule of Impact on Credit Risk [Line Items]
Total accounts receivables	[1],[2]	801	360
90-180 Days [Member]
Schedule of Impact on Credit Risk [Line Items]
Total accounts receivables	[1],[2]	345	192
180-365 Days [Member]
Schedule of Impact on Credit Risk [Line Items]
Total accounts receivables	[1],[2]	255	405
Above 365 Days [Member]
Schedule of Impact on Credit Risk [Line Items]
Total accounts receivables	[1],[2]	₨ 1,189	₨ 917

[1]	Includes Nil and INR 1 million relating to receivables of the Company’s rooftop business being classified as Assets held for sale for the year ended March 31, 2023 and 2022 respectively. Total accounts receivable includes non-current portion.
[2]	Includes receivables of INR 3,868 million (US$47.1 million) in relation to claims of Safeguard duties under change in Law provisions of Power purchase agreement.